Net Fees and Commissions Income	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Net Fees And Commissions Income
33.	NET FEES AND COMMISSIONS INCOME

(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Fees and commission received for brokerage	146,216	156,534	152,479
Fees and commission received related to credit	182,151	178,136	167,350
Fees and commission received for electronic finance	125,760	128,163	128,493
Fees and commission received on foreign exchange handling	55,993	57,335	55,653
Fees and commission received on foreign exchange	99,071	115,450	111,348
Fees and commission received for guarantee	88,580	104,301	98,548
Fees and commission received on credit card	640,918	638,573	657,884
Fees and commission received on securities business	58,553	69,935	91,414
Fees and commission from trust management	266,197	252,732	274,581
Fees and commission received on credit information	10,768	10,733	10,113
Fees and commission received related to lease	698,463	892,126	961,954
Other fees	193,144	270,198	307,954

Total	2,565,814	2,874,216	3,017,771

(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Fees and commissions paid	339,340	340,083	384,147
Credit card commission	488,742	426,820	430,384
Securities business commission	1,287	1,159	2,986
Others	15,964	19,984	39,850

Total	845,333	788,046	857,367